Segment and Revenue by Geography and By Major Customer - Schedule of Evaluating Financial Performance and Allocating Resources (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	$ 16,859	$ 16,828
Cost of revenues	(6,372)	(6,246)
Gross profit	10,487	10,582
Research and development expenses	10,294	10,590
Sales and marketing expenses	5,396	5,607
General and administrative expenses	4,017	3,667
Change in earnout liability	(282)	174
Segment operating loss	(8,938)	(9,456)
Financial income, net	673	1,238
Loss before taxes on income	(8,265)	(8,218)
Depreciation and Amortization expenses	618	770
Stock-based compensation	3,136	4,166
CIB [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	10,983	11,753
Cost of revenues	(3,209)	(3,629)
Gross profit	7,774	8,124
Research and development expenses	7,067	6,653
Sales and marketing expenses	3,113	2,791
General and administrative expenses	2,161	2,029
Change in earnout liability	(282)	174
Segment operating loss	(4,285)	(3,523)
Depreciation and Amortization expenses	434	537
Stock-based compensation	1,706	1,875
Automotive [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	5,876	5,075
Cost of revenues	(3,163)	(2,617)
Gross profit	2,713	2,458
Research and development expenses	3,227	3,937
Sales and marketing expenses	2,283	2,816
General and administrative expenses	1,856	1,638
Change in earnout liability
Segment operating loss	(4,653)	(5,933)
Depreciation and Amortization expenses	184	233
Stock-based compensation	$ 1,430	$ 2,291